Summary of Significant Accounting Policies - Schedule of Property Plant and Equipment Useful lives of Assets (Detail)	12 Months Ended
Dec. 31, 2020
Computer hardware and software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Warehouse equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Shorter of the estimated useful life or lease term